Summary of significant accounting and reporting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2020 USD ($) business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of principal businesses (business) | business	2
Minimum amount of majority of loans primarily to institutional customers | $	$ 1,000,000
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time to amortize unrecognized gains or losses for pension plans with inactive participants (years)	15 years
Period of time that difference of expected return on plan assets vs. actual performance of plan assets included as adjustment in market related value (years)	5 years
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life (in years)	2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life (in years)	40 years
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status	90 days
First Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due subject to impairment test	90 days
Second Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due subject to impairment test	90 days